Organization (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Principal Subsidiaries of Company

As of December 31, 2023, the following table sets forth the Company’s principal subsidiaries, principal VIEs and VIEs’ subsidiaries:

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company
Principal Subsidiaries
Cheerbright International Holdings Limited (“Cheerbright”)	June 13, 2006	British Virgin Islands	100%
Autohome Link Inc.	January 29, 2015	Cayman Islands	100%
Autohome (Hong Kong) Limited (“Autohome HK”)	March 16, 2012	Hong Kong	100%
Autohome Link Hong Kong Limited	February 16, 2015	Hong Kong	100%
Autohome Media Limited (“Autohome Media”)	October 18, 2013	Hong Kong	100%
TTP Car Inc. (“TTP”)	June 12, 2015	Cayman Islands	51% (Note)
Auto Pai Ltd.	September 25, 2020	British Virgin Islands	51%
TTP Car (HK) Limited	June 23, 2015	Hong Kong	51%
Beijing Cheerbright Technologies Co., Ltd. (“Autohome WFOE”)	September 1, 2006	Mainland China	100%
Autohome Shanghai Advertising Co., Ltd. (“Shanghai Advertising”)	September 29, 2013	Mainland China	100%
Beijing Prbrownies Software Co., Ltd.	November 12, 2013	Mainland China	100%
Beijing Autohome Technologies Co., Ltd.	November 12, 2013	Mainland China	100%
Beijing Autohome Advertising Co., Ltd.	November 13, 2013	Mainland China	100%
Beijing Chezhiying Technology Co., Ltd. (“Chezhiying WFOE”)	May 26, 2015	Mainland China	100%
Guangzhou Chezhihuitong Advertising Co., Ltd.	August 20, 2018	Mainland China	100%
Hainan Chezhiyitong Information Technology Co., Ltd.	August 20, 2018	Mainland China	100%
Tianjin Autohome Software Co., Ltd.	October 15, 2018	Mainland China	100%
Autohome Zhejiang Advertising Co., Ltd.	December 19, 2018	Mainland China	100%
Shanghai Chezhitong Information Technology Co., Ltd.	September 16, 2020	Mainland China	100%
Shanghai Jinpai E-commerce Co., Ltd. (“TTP WFOE”)	July 31, 2015	Mainland China	51%

Principal VIEs and VIEs’ subsidiaries	Date of incorporation or acquisition	Place of incorporation	Percentage of indirect economic interest
Beijing Autohome Information Technology Co., Ltd. (“Autohome Information”)	August 28, 2006	Mainland China	100%
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. (“Shengtuo Hongyuan”)	November 8, 2010	Mainland China	100%
Shanghai Tianhe Insurance Brokerage Co., Ltd.	September 21, 2017	Mainland China	100%
Shanghai Jinwu Auto Technology Consultant Co., Ltd. (“Shanghai Jinwu”)	September 20, 2007	Mainland China	51%
Shanghai Jinyou Auto Technology Consultant Co., Ltd. (“Shanghai Jinyou”)	December 3, 2021	Mainland China	51%

Schedule of Assets, Liabilities, and Cash Flows of VIEs

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows.

	As of December 31,
	2022	2023
	RMB	RMB	US$
	(in thousands)
Current assets	745,057	709,905	99,988
Non-current assets	1,837,711	1,789,401	252,032
Total assets	2,582,768	2,499,306	352,020
Accrued expenses and other payables	253,681	320,100	45,085
Advance from customers	65,150	68,543	9,654
Deferred revenue	36,099	36,773	5,179
Inter-company payables	569,034	389,566	54,870
Total current liabilities	923,964	814,982	114,788
Other liabilities	6,542	13,729	1,933
Deferred tax liabilities	41,919	30,238	4,259
Total non-current liabilities	48,461	43,967	6,192
Total liabilities	972,425	858,949	120,980
Net assets	1,610,343	1,640,357	231,040

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
	(in thousands)
Net revenues
-Third-party revenues	948,520	882,276	968,869	136,462
-Inter-company revenues	131,524	160,272	179,587	25,294
Net loss	(89,397)	(85,283)	(112,791)	(15,886)

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
	(in thousands)
Net cash generated from operating activities	411,966	19,289	24,582	3,462
Net cash used in investing activities	(386,343)	(812,606)	(1,092,190)	(153,832)
Net cash generated from financing activities	163,424	666,853	1,115,463	157,110